Fair value of financial instruments (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table presents our fair value hierarchy for our financial liabilities measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 ($ in thousands):

	March 31, 2017	Level 1	Level 2	Level 3
Fair value measurements on a recurring basis:
Deferred Consideration	$1,180	$—	$—	$1,180

	December 31, 2016	Level 1	Level 2	Level 3
Fair value measurements on a recurring basis:
Deferred Consideration	$1,836	$—	$—	$1,836

Reconciliation of Level 3 Fair Valued Instruments

The following table presents a reconciliation from the opening balances to the closing balances for our Level 3 fair valued instruments as of March 31, 2017 and December 31, 2016 ($ in thousands):

Deferred Consideration
Balance as of December 31, 2015	$4,145
Total losses included in earnings (or change in net assets)(1)	160
Settlements	(625)

Balance as of March 31, 2016	3,680
Total losses included in earnings (or change in net assets)(1)	49
Settlements	(638)

Balance as of June 30, 2016	3,091
Total losses included in earnings (or change in net assets)(1)	28
Settlements	(628)

Balance as of September 30, 2016	2,491
Total gains included in earnings (or change in net assets)(1)	(36)
Settlements	(619)

Balance as of December 31, 2016	1,836

Total gains included in earnings (or change in net assets)(1)	(26)
Settlements	(630)

Balance as of March 31, 2017	$1,180

(1)	All losses and gains (other than changes in net assets) are included in interest expense in the Condensed Consolidated Statements of Operations and Comprehensive Income.

Schedule of Financial Liabilities Not Measured at Fair Value

The following tables present our fair value hierarchy for our financial liabilities not measured at fair value as of March 31, 2017 and December 31, 2016 ($ in thousands):

	Carrying Value As of March 31, 2017	Fair Value
		Level 1	Level 2	Level 3	Total
Financial liabilities not recorded at fair value:
Debt:
Term Loan	$356,564	$—	$—	$360,125	$360,125
Revolving Credit Facility(1)	—	—	—	—	—
Senior Notes due 2020	471,592	—	507,467	—	507,467

Total	$828,156	$—	$507,467	$360,125	$867,592

	Carrying Value As of December 31, 2016	Fair Value
		Level 1	Level 2	Level 3	Total
Financial liabilities not recorded at fair value:
Debt:
Term Loan	$356,937	$—	$—	$363,060	$363,060
Revolving Credit Facility(1)	—	—	—	—	—
Senior Notes due 2020	471,380	—	513,405	—	513,405

Total	$828,317	$—	$513,405	$363,060	$876,465

(1)

We estimate that the carrying value of our revolving credit facility (the “Revolving Credit Facility”) is the fair value as of March 31, 2017 and December 31, 2016 . The valuation technique and significant unobservable inputs are consistent with our term loan (the “Term Loan”), but the valuation using the discounted cash flow technique approximates the carrying value as the expected term is significantly shorter in duration. We typically use our Revolving Credit Facility solely for short term liquidity.

Schedule of Valuation Techniques and Significant Unobservable Inputs for Level 3 Assets and Liabilities Measured at Fair Value

The following table displays valuation techniques and the significant unobservable inputs for our Level 3 assets and liabilities measured at fair value as of March 31, 2017 and December 31, 2016 ($ in thousands):

	Fair Value	Fair Value Measurements as of March 31, 2017
		Significant Valuation Techniques	Significant Unobservable Inputs	Input
Deferred Consideration	$1,180	Discounted Cash	Discount Rate	4.15%
		Flow	Forward Rate	4.63% - 5.00%
			Expected Term	4 months
Term Loan	$360,125	Discounted Cash	Discount Rate	3.25%
		Flow	Forward Rate	4.00% - 5.12%
			Expected Term	29 months

	Fair Value	Fair Value Measurements as of December 31, 2016
		Significant Valuation Techniques	Significant Unobservable Inputs	Input
Deferred Consideration	$1,836	Discounted Cash	Discount Rate	4.00%
		Flow	Forward Rate	4.63% - 5.00%
			Expected Term	7 months
Term Loan	$363,060	Discounted Cash	Discount Rate	3.00%
		Flow	Forward Rate	4.00% - 5.33%
			Expected Term	32 months